LONG TERM DEBT, NET OF DISCOUNT (Details) (USD $)	12 Months Ended			1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 24, 2014	Sep. 23, 2014	Sep. 16, 2013
Debt Instrument [Line Items]
Grant date fair value of warrants granted during the year	$ 0.82	$ 1.21	$ 1.92
Warrant [Member]
Debt Instrument [Line Items]
Grant date fair value of warrants granted during the year				$ 0.09	$ 0.2996	$ 0.86
Risk-free interest rate				1.27%	1.27%	2.36%
Dividend yield				0.00%	0.00%	0.00%
Expected life of the warrants	4 years 3 months			2 years 11 months 23 days	3 years 2 months 23 days	4 years 3 months
Expected volatility of the underlying stock				60.93%	60.93%	59.96%